Condensed Statements of Operations and Comprehensive Loss (USD $)	3 Months Ended	4 Months Ended	12 Months Ended		85 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
Operating expenses:
Research and development	$ 2,604,000	$ 2,028,227
General and administrative	1,037,000	1,261,621
General and administrative, related party	23,000
Total operating expenses	4,688,000	3,934,147
Other income (expense):
Interest expense	(42,000)
Management fee income, related party	300,000	300,000
Interest expense, related party	(46,000)	(37,119)
Total other income	212,000	262,881
Net loss	(4,476,000)	(3,671,266)
Net loss per basic and diluted common share	$ (1.41)	$ (12.99)
Weighted average number of shares used in computing net loss per share, basic and diluted	3,184,000	282,613
Related party
Operating expenses:
Research and development	1,024,000	624,565
General and administrative		19,734
Zeta Acquisition Corp III
Operating expenses:
Formation costs					15,643
General and administrative			23,907	22,734	165,046
Operating loss			(23,907)	(22,734)	(180,689)
Other income (expense):
Interest expense			6,827	5,877	24,002
Net loss			$ (30,734)	$ (28,611)	$ (204,691)
Net loss per basic and diluted common share			$ (0.01)	$ (0.01)	$ (0.04)
Weighted average number of shares used in computing net loss per share, basic and diluted			5,000,000	5,000,000	4,946,195